UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net income (loss)	[1]	$ 141,973	$ (160,194)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	[1]	65,394	59,937
Amortization of deferred charges and debt guarantees	[1]	6,750	(2,306)
Equity in net earnings (losses) of affiliates	[1]	3,547	19,100
Dividends received, operating activities	[1],[2]	15,837	25,079
Compensation cost related to share options	[1]	9,113	6,196
Net foreign exchange loss	[1]	973	2,034
Change in fair value of derivative instruments	[1]	12,258	(580)
Change in assets and liabilities:
Trade accounts receivable	[1]	(22,494)	(1,191)
Inventories	[1]	1,410	(2,313)
Other current and non-current assets	[1]	3,482	(2,596)
Amounts due to related companies	[1]	(13,050)	(32,706)
Trade accounts payable	[1]	(26,092)	(2,376)
Accrued expenses	[1]	9,681	21,030
Other current and non-current liabilities	[1]	39,099	16,396
Net cash provided by (used in) operating activities	[1]	61,270	(54,490)
INVESTING ACTIVITIES
Additions to vessels and equipment	[1]	(2,999)	(1,233)
Additions to asset under development	[1]	(116,715)	(169,542)
Additions to investments in affiliates	[1]	(65,972)	(91,499)
Dividends received, investing activities	[1],[2]	23,760	13,434
Proceeds from disposals to Golar Partners	[1]	0	70,000
Net cash used in investing activities	[1]	(161,926)	(178,840)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	[1]	1,177,748	778,432
Repayments of short-term and long-term debt	[1]	(936,896)	(398,316)
Payment for capped call in connection with bond issuance	[1]	0	(31,194)
Cash effect of consolidating Hilli Lessor VIE	[1],[3]	36,532	0
Cash dividends paid	[1]	(27,085)	(15,384)
Proceeds from exercise of share options	[1]	2,597	203
Financing costs paid	[1]	(754)	(1,564)
Net cash provided by financing activities	[1]	252,142	332,177
Net increase in cash, cash equivalents and restricted cash	[1]	151,486	98,847
Cash, cash equivalents and restricted cash at beginning of period	[1]	612,677	640,218
Cash, cash equivalents and restricted cash at end of period	[1]	764,163	739,065
Energy Related Derivative - Oil
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of derivative instruments	[1]	$ (186,611)	$ 0

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.
[2]	Following the adoption of the amendments to ASC 230, we have made an accounting policy election to classify distributions received from equity method investees using the "cumulative earnings approach" and, as a result, certain of the dividends received have been retrospectively reclassified, where required, as cash inflows from investing activities for the nine months ended September 30, 2017.
[3]	This relates to the cash reserves held by the Hilli Lessor VIE as of the date that we determined ourselves to be its primary beneficiary and thus required to consolidate the VIE. See note 8.